Deposits from banks (Tables)	12 Months Ended
Dec. 31, 2019
Deposits from banks (Tables) [Abstract]
Composition by nature

Composition by nature

	R$ thousand
	On December 31
	2019	2018
Demand deposits	1,606,079	1,139,729
Interbank deposits	369,982	410,975
Securities sold under agreements to repurchase	174,100,023	190,911,877
Borrowings	29,272,183	29,681,340
Onlending	22,471,344	25,170,058
Total	227,819,611	247,313,979